Regulatory Capital Requirements (Table)	12 Months Ended
Dec. 31, 2025
Regulatory Capital Requirements
Schedule of regulatory capital ratios
			Minimum		For Capital		To Be Well
			For Capital		Adequacy Purposes		Capitalized Under
			Adequacy		with Conservation		Prompt Corrective
	Actual		Purposes		Buffer (1)		Action Provisions (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2025
Common equity tier 1 capital
(to risk-weighted assets)
Company	$111,724	12.77%	$39,377	4.50%	$61,253	7.00%	N/A	N/A
Bank	$123,559	14.13%	$39,345	4.50%	$61,203	7.00%	$56,831	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$124,611	14.24%	$52,503	6.00%	$74,379	8.50%	N/A	N/A
Bank	$123,559	14.13%	$52,459	6.00%	$74,318	8.50%	$69,946	8.00%
Total capital (to risk-weighted assets)
Company	$135,556	15.49%	$70,003	8.00%	$91,879	10.50%	N/A	N/A
Bank	$134,495	15.38%	$69,946	8.00%	$91,804	10.50%	$87,432	10.00%
Tier 1 capital (to average assets)
Company	$124,611	10.00%	$49,832	4.00%	N/A	N/A	N/A	N/A
Bank	$123,559	9.92%	$49,807	4.00%	N/A	N/A	$62,258	5.00%

December 31, 2024:
Common equity tier 1 capital
(to risk-weighted assets)
Company	$100,751	11.90%	$38,086	4.50%	$59,244	7.00%	N/A	N/A
Bank	$114,323	13.52%	$38,053	4.50%	$59,194	7.00%	$54,966	6.50%
Tier 1 capital (to risk-weighted assets)
Company	$115,138	13.60%	$50,781	6.00%	$71,940	8.50%	N/A	N/A
Bank	$114,323	13.52%	$50,738	6.00%	$71,879	8.50%	$67,650	8.00%
Total capital (to risk-weighted assets)
Company	$125,652	14.85%	$67,708	8.00%	$88,867	10.50%	N/A	N/A
Bank	$124,837	14.76%	$67,650	8.00%	$88,791	10.50%	$84,563	10.00%
Tier 1 capital (to average assets)
Company	$115,138	9.46%	$48,690	4.00%	N/A	N/A	N/A	N/A
Bank	$114,323	9.40%	$48,665	4.00%	N/A	N/A	$60,831	5.00%